Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets and goodwill
		December 31,
	Note	2018	2019
		RMB	RMB

Intangible assets	(a)	4,176,244	3,738,338

Schedule of intangible assets

	December 31, 2018			December 31, 2019
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB	RMB	RMB
Amortized intangible assets:
Software	8,694,496	(7,488,252)	1,206,244	8,790,903	(8,022,565)	768,338
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-
Total amortized intangible assets	13,724,496	(12,518,252)	1,206,244	13,820,903	(13,052,565)	768,338

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

Schedule of amortization expense for current year and future periods
Software
RMB

Year ended December 31, 2019 (actual)	534,313
Estimate for year ended December 31,
2020	521,157
2021	234,303
2022	12,878
2023	-
2024	-